Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment consisted of the following at December 31:

	Range of useful lives	2019	2018

Computer equipment	3 – 5 years	$1,260,630	$1,148,140
Office equipment	3 – 15 years	878,350	809,153
Furniture and fixtures	5 – 15 years	646,505	639,267
Leasehold improvements	3 – 15 years, or remaining lease term	1,356,640	1,299,363
Total property and equipment, gross		4,142,125	3,895,923
Less: accumulated depreciation and amortization		(3,394,329)	(3,124,710)
Total property and equipment, net		$747,796	$771,213
Depreciation expense, including amortization expense related to leasehold improvements, is included in general and administrative expense in the consolidated statements of operations. Depreciation expense was as follows for the years ended December 31:

	2019	2018	2017

Depreciation expense	$269,619	$213,237	$211,532